SERIES E PREFERRED STOCK (Details Narrative) $ / shares in Units, $ in Millions		1 Months Ended			2 Months Ended
	Jul. 08, 2024 USD ($) shares	Aug. 08, 2024 shares	May 31, 2024 USD ($) $ / shares shares	May 21, 2024	Jun. 30, 2024 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues (in shares) | shares		24,082,192			1,022,500
Common stock shares percent of total outstanding				9.99%
July 82024 Senior Secured Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount	$ 3.2
Proceeds from issuance of secured debt	$ 3.0
Debt instrument discount percent	5.00%
Warrants issued (in shares) | shares	1,150,416
Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock redemption price per share (in dollars per share) | $ / shares			$ 39.00
Preferred stock convertible conversion price (in dollars per share) | $ / shares			$ 3.90
Preferred stock convertible conversion ratio			10
Common stock shares percent of total outstanding			9.99%
Redeemable preferred stock fair value disclosure			$ 8.6
Preferred stock redemption discount			8.6
Temporary equity shares issued (in shares) | shares	76,923
Ault Lending Llc [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period value new issues			$ 3,000.0
Stock issued during period shares new issues (in shares) | shares			76,923
Extinguishment of preferred stock shares (in shares) | shares			1,211,299
Preferred stock redemption amount			$ 14.9